Assets Held For Sale	12 Months Ended
Dec. 31, 2020
Assets Held for Sale Disclosure [Abstract]
Assets held for sale
14.	ASSETS HELD FOR SALE

The assets classified as held for sale were acquired in the acquisition process of Avon (note 4). The change in the balance for the year ended December 31, 2020 is as follows:

Balance as of December 31, 2019	-
Avon acquisition	199,050
Additions (a)	25,779
Transfer to fixed assets (b)	(29,610)
Sale (c)	(61,760)
Exchange rate variation	47,820
Balance as of December 31, 2020	181,279

a)	During the fourth quarter of 2020, Avon made its operations in Saudi Arabia available for sale.
b)

During the first quarter of 2020, Avon identified new circumstances that, previously, were considered unlikely and, as a result, decided not to proceed with the sale of two properties, one located in Brazil and the other, in Romania. As a result, the subsidiary reclassified such properties from “Held for sale” to “Property, plant and equipment” (“PP&E”). At the time of the reclassification, the depreciation was recorded, resulting in an immaterial impact on the financial statements.

c)	During the third quarter of 2020, Avon complete the sale of two properties: (i) a distribution center located in Hungary, and (ii) a plant located in China.

As of December 31, 2020, assets held for sale include Avon properties, located in Brazil, Spain and Saudi Arabia.